Offerings - Offering: 1	May 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	32.65
Maximum Aggregate Offering Price	$ 65,290,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,995.90
Offering Note	This Registration Statement on Form S-8 covers Class A ordinary shares, par value $0.0001, of Royalty Pharma plc (i) authorized for issuance under the Registrant’s 2025 Equity Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, any additional shares of the Registrant’s Class A ordinary shares that become issuable under the Plan set forth herein by reason of any share dividend, share split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A ordinary shares.

The Proposed Maximum Offering Price Per Share is estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of $33.08, the average of the high and low prices of the Registrant’s Class A ordinary shares as reported on the Nasdaq Global Select Market on May 14, 2025. The Proposed Maximum Offering Price Per Share, Maximum Aggregate Offering Price and Amount of Registration Fee is rounded up to the nearest penny.